Warrants - Narratives (Details)						1 Months Ended			12 Months Ended
	Oct. 09, 2025 EquityInstruments	Sep. 30, 2025 EquityInstruments $ / shares	Sep. 27, 2024 $ / shares shares	Feb. 08, 2022	Sep. 03, 2021 $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 $ / shares shares	Feb. 28, 2023 $ / shares shares	Sep. 30, 2025 EquityInstruments $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 shares
IFRS Class of Warrant or Right [Line Items]
Warrants, earliest exercise date, period from initial public offering if not earlier than 30 days after the Business Combination				1 year
Warrants, earliest exercise date, period from Business Combination if not earlier than one year after the initial public offering					30 days
Warrants expiration term					5 years
Number of shares issuable per warrant | shares					1
Exercise price, warrants					$ 287.5
Redemption of warrants, notice period					30 days
Shares issued (in shares) | shares			5,440,000			5,440,000			3,233,593	5,003,184	1,665,124
Price per share			$ 2.5			$ 2.5
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 250.00 But Less Than 450.00
IFRS Class of Warrant or Right [Line Items]
Number of days of volume-weighted average price of the shares					10 days
Threshold trading days following the notice of redemption					10 days
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 250.00 But Less Than 450.00 | Minimum
IFRS Class of Warrant or Right [Line Items]
Trading share price					$ 250
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 250.00 But Less Than 450.00 | Maximum
IFRS Class of Warrant or Right [Line Items]
Trading share price					450
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 250.00 But Less Than 450.00
IFRS Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)					$ 2.5
Period during which trading share price is measured to determine whether entity's right to redemption is triggered					30 days
Period for entity to give notice of redemption after end of measurement period					3 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 250.00 But Less Than 450.00 | Minimum
IFRS Class of Warrant or Right [Line Items]
Trading share price					$ 250
Period during which trading share price should be within the price range to trigger entity's right to redemption of warrants					20 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 250.00 But Less Than 450.00 | Maximum
IFRS Class of Warrant or Right [Line Items]
Trading share price					$ 450
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Exceeds 450.00
IFRS Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)					$ 0.25
Period during which trading share price is measured to determine whether entity's right to redemption is triggered					30 days
Period for entity to give notice of redemption after end of measurement period					3 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Exceeds 450.00 | Minimum
IFRS Class of Warrant or Right [Line Items]
Trading share price					$ 450
Period during which trading share price should be within the price range to trigger entity's right to redemption of warrants					20 days
Private Warrants
IFRS Class of Warrant or Right [Line Items]
Dividend yield (as percent)					0.00%
Volatility (as percent)					60.00%
Risk-free rate (as percent)					3.50%
Private Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 250.00 But Less Than 450.00
IFRS Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)					$ 2.5
Period during which trading share price is measured to determine whether entity's right to redemption is triggered					30 days
Period for entity to give notice of redemption after end of measurement period					3 days
Private Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 250.00 But Less Than 450.00 | Minimum
IFRS Class of Warrant or Right [Line Items]
Trading share price					$ 250
Period during which trading share price should be within the price range to trigger entity's right to redemption of warrants					20 days
Private Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 250.00 But Less Than 450.00 | Maximum
IFRS Class of Warrant or Right [Line Items]
Trading share price					$ 450
Private Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Exceeds 450.00 | Minimum
IFRS Class of Warrant or Right [Line Items]
Trading share price					$ 450
February 2023 securities purchase agreement
IFRS Class of Warrant or Right [Line Items]
Exercise price, warrants		$ 50							$ 50
Number of shares sold | shares								10,000,000
Number of shares purchasable on exercise of warrants issued | shares								7,500,000
Combined purchase price per ordinary share and accompanying warrant								$ 2
Warrants, number of warrants exercisable | EquityInstruments		317,408							317,408
February 2023 Placement Agent Warrants
IFRS Class of Warrant or Right [Line Items]
Exercise price, warrants		$ 62.5							$ 62.5
Number of shares purchasable on exercise of warrants issued | shares								550,000
Warrants, number of warrants exercisable | EquityInstruments		22,001							22,001
September 2023 securities purchase agreements
IFRS Class of Warrant or Right [Line Items]
Exercise price, warrants		$ 19.5							$ 19.5
Number of shares sold | shares							20,755,677
Number of shares purchasable on exercise of warrants issued | shares							20,755,677
Combined purchase price per ordinary share and accompanying warrant							$ 0.78
Warrants, number of warrants exercisable | EquityInstruments		317,408							317,408
September 2023 securities purchase agreements | Existing shareholders Heritage Assets SCSP, Ropemaker Nominees Limited and Carlo Calabria
IFRS Class of Warrant or Right [Line Items]
Number of shares sold | shares							7,935,164
Number of shares purchasable on exercise of warrants issued | shares							7,935,164
Combined purchase price per ordinary share and accompanying warrant							$ 0.78
September 2023 Placement Agent Warrants
IFRS Class of Warrant or Right [Line Items]
Exercise price, warrants		$ 24.735							$ 24.735
Number of shares purchasable on exercise of warrants issued | shares							705,128
Warrants, number of warrants exercisable | EquityInstruments		28,207							28,207
September 2024 securities purchase agreements
IFRS Class of Warrant or Right [Line Items]
Exercise price, warrants						$ 2.5				$ 2.5
Number of ordinary shares called by warrants | shares						5,440,000				5,440,000
Warrants, number of warrants which became exercisable | EquityInstruments	720,000	4,673,562
Warrants, period during which warrants are exercisable after exercise date						1 year